Document and Entity Information	Jul. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002119505
Document Type	8-K
Document Period End Date	Jul. 21, 2026
Entity Registrant Name	Core University Living Real Estate Income Trust
Entity Incorporation State Country Code	MD
Entity File Number	000-56849
Entity Tax Identification Number	41-3851473
Entity Address, Address Line One	1400 N. Kingsbury St.
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60642
City Area Code	(773)
Local Phone Number	969-5740
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false